Other (income) expenses, net (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Schedule of Other Income (Expenses) Net
The components of other income (expenses) net, in the years ended December 31, 2018, 2017 and 2016, are the following:

	2 0 1 8	2 0 1 7	2 0 1 6

Cancellation of balances	$786	$2,615	$9,844
Uninstalling expenses of equipment Fuch			35,293
Land treatments in Pacific Steel, Inc.	8,922	7,674	9,833
Other expenses	9,708	10,289	54,970

Sale of scrap	(9,865)	(10,434)	(10,428)
Recovery of loss	(6,405)

Update of balances in favor in taxes	(2,699)	(519)	(1,739)
Other income	(5,791)	(6,270)	(6,605)
Other income	(24,760)	(17,223)	(18,772)
Other (income) and other expenses, net	$(15,052)	$(6,934)	$36,198